Summary of Significant Accounting Policies - Deferred Mine Developments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Amortization expense	$ 5,500	$ 2,300	$ 0